Deposits (Details 2) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Deposits [Abstract]
NOW accounts		$ 89	$ 74
Regular savings and demand clubs		103	102
Money market		284	100
Individual retirement accounts		75	64
Certificates of deposit		1,260	1,096
Interest expense on deposits	[1]	$ 1,811	$ 1,436

[1]	Restated